Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Balances	$ 6,440	$ 3,798	$ (2,219)
Value assigned to warrants issued		530
Shares issued for services	50	210
Shares issued in settlement of liability		874
Shares issued for ESPP	37	28
Shares issued for ESPP (in Shares)	1,719	478
Stock-based compensation	872	906
Conversion of promissory notes to Series D Preferred Stock, net of issuance costs of $437		8,891
Sale of Series D Preferred Stock, net of issuance costs	2,182	937
Net loss	(523)	(6,389)
Series A Preferred Stock [Member]
Balances	63	63	63
Balances (in Shares)	62,873,781	62,873,781	62,873,781
Series B Preferred Stock [Member] | Series B Preferred Stock [Member]
Conversion of Preferred Stock into Common Stock (in Shares)		(150,001)
Series B Preferred Stock [Member]
Balances	8	8	8
Balances (in Shares)	7,732,040	8,232,040	8,382,041
Conversion of Preferred Stock into Common Stock (in Shares)	(500,000)
Series C Preferred Stock [Member] | Series C Preferred Stock [Member]
Conversion of Preferred Stock into Common Stock (in Shares)		(50,000)
Series C Preferred Stock [Member]
Balances	17	17	17
Balances (in Shares)	17,074,000	17,074,000	17,124,000
Series D Preferred Stock [Member] | Series D Preferred Stock [Member]
Preferred stock dividends	1
Preferred stock dividends (in Shares)	1,212,098	193,889
Series D Preferred Stock [Member]
Balances	14	11
Balances (in Shares)	14,333,798	10,692,255
Shares issued in settlement of liability (in Shares)		170,886
Stock-based compensation (in Shares)	109,445
Conversion of promissory notes to Series D Preferred Stock, net of issuance costs of $437		10
Conversion of promissory notes to Series D Preferred Stock, net of issuance costs of $437 (in Shares)		9,327,500
Sale of Series D Preferred Stock, net of issuance costs	2	1
Sale of Series D Preferred Stock, net of issuance costs (in Shares)	2,320,000	1,000,000
Common Stock [Member] | Series A Preferred Stock [Member]
Preferred stock dividends	1
Preferred stock dividends (in Shares)	88,466	59,030
Common Stock [Member] | Series B Preferred Stock [Member]
Preferred stock dividends (in Shares)	11,240	8,022
Conversion of Preferred Stock into Common Stock (in Shares)		678
Common Stock [Member] | Series C Preferred Stock [Member]
Preferred stock dividends (in Shares)	35,334	23,578
Conversion of Preferred Stock into Common Stock (in Shares)		156
Common Stock [Member]
Balances	1
Balances (in Shares)	588,295	446,177	324,907
Shares issued for services (in Shares)	2,125	2,608
Shares issued in settlement of liability (in Shares)		22,845
Shares issued for ESPP (in Shares)	1,330	1,176
Stock-based compensation (in Shares)	1,090	3,177
Conversion of Preferred Stock into Common Stock (in Shares)	2,533
Additional Paid-in Capital [Member] | Series A Preferred Stock [Member]
Preferred stock dividends	1,950	1,344
Additional Paid-in Capital [Member] | Series B Preferred Stock [Member]
Preferred stock dividends	251	186
Additional Paid-in Capital [Member] | Series C Preferred Stock [Member]
Preferred stock dividends	779	537
Additional Paid-in Capital [Member] | Series D Preferred Stock [Member]
Preferred stock dividends	1,731	388
Additional Paid-in Capital [Member]
Balances	141,957	134,107	119,287
Value assigned to warrants issued		530
Shares issued for services	50	210
Shares issued in settlement of liability		874
Shares issued for ESPP	37	28
Stock-based compensation	872	906
Conversion of promissory notes to Series D Preferred Stock, net of issuance costs of $437		8,881
Sale of Series D Preferred Stock, net of issuance costs	2,180	936
Retained Earnings [Member] | Series A Preferred Stock [Member]
Preferred stock dividends	(1,940)	(1,330)
Retained Earnings [Member] | Series B Preferred Stock [Member]
Preferred stock dividends	(243)	(176)
Retained Earnings [Member] | Series C Preferred Stock [Member]
Preferred stock dividends	(774)	(531)
Retained Earnings [Member] | Series D Preferred Stock [Member]
Preferred stock dividends	(1,732)	(388)
Retained Earnings [Member]
Balances	(135,620)	(130,408)	(121,594)
Net loss	(523)	(6,389)
Series A Preferred Stock [Member]
Preferred stock dividends	11	14
Series B Preferred Stock [Member]
Preferred stock dividends	8	10
Series C Preferred Stock [Member]
Preferred stock dividends	$ 5	$ 6